Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 7,587	$ 744
Current income taxes receivable	267	94
Trade and settlement receivables	1,661	2,096
Inventories	2,598	2,946
Prepaids and other current assets	461	585
Total current assets	12,574	6,465
Financial assets	764	672
Investment in joint venture (Note 16)	1,223	1,116
Property, plant and equipment (Note 17)	30,568	45,565
Intangible assets (Note 18)	196	345
Deferred income tax assets (Note 25(b))	572	65
Goodwill (Note 19)	442	1,108
Other assets (Note 20)	698	857
Total assets	47,037	56,193
Current liabilities
Trade accounts payable and other liabilities (Note 21)	2,735	3,654
Current portion of debt (Note 22)	423	515
Current portion of lease liabilities (Note 23(c))	175	195
Current income taxes payable	850	1,181
Current portion of provisions	187	347
Total current liabilities	4,370	5,892
Debt (Note 22)	4,108	6,019
Lease liabilities (Note 23(c))	776	866
QB advances from SMM/SC (Note 24)	4,483	3,497
Deferred income tax liabilities (Note 25(b))	2,293	6,188
Retirement benefit liabilities (Note 26(a))	373	445
Provisions (Note 27)	2,439	3,851
Other liabilities (Note 28)	1,099	1,143
Total liabilities	19,941	27,901
Equity
Attributable to shareholders of the company	26,077	26,988
Attributable to non-controlling interests (Note 30)	1,019	1,304
Total equity	27,096	28,292
Total equity and liabilities	$ 47,037	$ 56,193